Reconciliation of Financial Statement to Form 5500 - EBP, Reconciliation of Financial Statement to Form 5500 (Detail) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available For Benefits Per Financial Statements	$ 5,027,980,482	$ 4,309,124,076
Fully Benefit-responsive Investment Contracts Value Adjustment	(5,397,715)	(10,566,676)
Net Assets Available For Benefits Per Form 5500	$ 5,022,582,767	$ 4,298,557,400